Consolidated Statements of Cash Flows (Unaudited) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Pro Forma Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss
CASH FLOWS FROM FINANCING ACTIVITIES
CASH, END OF PERIOD		$ (20,982)
Pro Forma Combined [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(2,671,826)
CASH FLOWS FROM FINANCING ACTIVITIES
CASH, END OF PERIOD		158,287
Shanghai Muliang Industrial Corp. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(2,661,262)	$ (2,454,321)	$ (3,765,117)	$ (2,216,644)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		172,110	216,477	287,017	262,181
Bad debt expense		23,459	13,302	48,453	$ 8,419
Permanent loss from inventory valuation				18,090
Loss (gain) on physical inventory		10,262	$ (75,411)	135,797	$ 66,735
Impairment loss at inventory LCM				17,254	$ 7,731
Loss from disposal of fixed assets		490,423		157,696
Accounts receivable		(613,223)	$ 466,084	517,551	$ (98,128)
Accounts receivable - related party		266,493	217,950	1,145,994	(1,506,214)
Inventories		(113,228)	179,258	223,251	13,996
Advances to suppliers		$ 1,206,931	(230,717)	1,770,926	(2,608,265)
Advances to suppliers - related party			1,309,208	1,309,912	$ (1,211,534)
Prepaid expenses		$ 3,449	(10,412)	(3,459)
Other receivables		(412,903)	(12,670)	(27,888)	$ (55,936)
Accounts payable and accrued payables		509,468	974,778	1,443,172	577,584
Accounts payable - related party		(1,126,182)	(819,102)	(812,585)	2,091,201
Advances from customers		21,618	(13,591)	(23,734)	(34,193)
Other payables		(5,517)	8,610	4,051	273,650
Total adjustments		433,160	2,223,764	6,211,498	(2,212,773)
Net cash provided by (used in) operating activities		(2,228,102)	$ (230,557)	$ 2,446,381	(4,429,417)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for equity investments					$ (484,614)
Proceeds from disposal of fixed assets		$ 41,853		$ 6,186
Purchase in intangible assets			$ (16,269)	(16,278)	$ (639,690)
Purchase of biological assets		$ (422,502)	(51,744)	(53,645)
Investment in construction in progress		(6,276,880)	(1,834,651)	(5,133,551)	$ (214,831)
Purchase of plant and equipment		(44,634)	(41,786)	(42,116)	(398,400)
Net cash used in investing activities		(6,702,163)	(1,944,450)	(5,239,404)	(1,737,535)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term loans		(5,434,453)	(3,927,536)	(16,278)	(32,308)
Proceeds from long-term loans		9,897,006	6,205,499	2,849,980	2,285,195
Due to (from) related party		(960,908)	(4,336,322)	(3,280,953)	3,841,360
Repayment of short-term loans		(18,732,370)	(4,615,547)	(14,130,271)	(5,346,902)
Proceeds from short-term loans		8,063,306	$ 8,810,930	17,602,582	5,338,057
Capital contribution from shareholders		15,979,546
Net cash provided by financing activities		8,812,127	$ 2,137,024	3,025,060	6,085,402
EFFECT OF EXCHANGE RATE CHANGES ON CASH		28,151	48,584	(78,704)	77,309
NET INCREASE (DECREASE) IN CASH		(89,987)	10,601	153,333	(4,241)
CASH, BEGINNING OF PERIOD		183,536	30,203	30,203	34,444
CASH, END OF PERIOD		93,549	40,804	183,536	30,203
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest expense, net of capitalized interest		$ 1,657,929	1,460,807	2,136,597	1,146,312
Cash paid for income tax			49	49	$ 135
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Disposal of long-term investment with collections made through due to related party				488,345
Reclassification of long-term loans to short-term loans		$ 876,538	$ 130,155	$ 1,863,280
Uncollected receivable from disposal of Fourty Percent equity interest to a non-controlling interest shareholder of one of Chinese subsidiaries					$ 64,615
M & A Holding Corp. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(10,564)
CASH FLOWS FROM FINANCING ACTIVITIES
CASH, END OF PERIOD		$ 20,982
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss
CASH FLOWS FROM FINANCING ACTIVITIES
CASH, END OF PERIOD	[1]

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.